Fair Value Measurements - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Recurring
Liabilities:
Total fair value	$ 38,846,000	$ 59,074,000
Level 1 | Recurring
Liabilities:
Total fair value	25,393,000	7,215,000
Level 3 | Recurring
Liabilities:
Total fair value	13,453,000	51,859,000
Motive Capital
Assets:
Cash and Investments held in Trust Account	414,111,439	414,020,525
Liabilities:
Derivative liabilities	24,430,400	40,532,280
Motive Capital | Public Warrants
Liabilities:
Derivative liabilities	14,076,000	21,390,000
Motive Capital | Private Placement Warrants
Liabilities:
Derivative liabilities	7,534,400	11,449,330
Motive Capital | Forward Purchase Agreement
Liabilities:
Derivative liabilities	2,820,000	7,692,950
Motive Capital | Level 1
Assets:
Cash and Investments held in Trust Account	414,111,439	414,020,525
Liabilities:
Derivative liabilities	14,076,000
Motive Capital | Level 1 | Public Warrants
Liabilities:
Derivative liabilities	14,076,000
Motive Capital | Level 2
Liabilities:
Derivative liabilities	7,534,400
Motive Capital | Level 2 | Private Placement Warrants
Liabilities:
Derivative liabilities	7,534,400
Motive Capital | Level 3
Liabilities:
Derivative liabilities	2,820,000	40,532,280
Motive Capital | Level 3 | Public Warrants
Liabilities:
Derivative liabilities		21,390,000
Motive Capital | Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities		11,449,330
Motive Capital | Level 3 | Forward Purchase Agreement
Liabilities:
Derivative liabilities	$ 2,820,000	$ 7,692,950